Commitments and Contingencies - Additional Information (Detail) $ in Millions					12 Months Ended
	Feb. 10, 2021 USD ($)	Dec. 23, 2020 USD ($)	Feb. 19, 2020 USD ($)	Jan. 16, 2018 USD ($)	Dec. 31, 2020 USD ($) kilometres	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Capital commitments					$ 28.3
Power purchase commitments					119.2
2019 through 2020 [Member]
Disclosure of commitments and contingencies [line items]
Adjustment to carry forward tax losses					1,500.0
Tax assessment [member] | Capital city tax department [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount					83.0
Tax assessment [member] | Mongolian Tax Authority [Member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount			$ 147.0		147.0
Oyu Tolgoi [member]
Disclosure of commitments and contingencies [line items]
Disputed tax assessment					$ 150.0
Number of kilometers | kilometres					150
Adjustment to carry forward tax losses		$ 1,500.0
Oyu Tolgoi [member] | 2016 through 2018 [member]
Disclosure of commitments and contingencies [line items]
Disputed tax assessment					$ 228.0
Oyu Tolgoi [member] | Tax assessment [member]
Disclosure of commitments and contingencies [line items]
Settlement of unpaid taxes, fines and penalties for accepted items				$ 4.8
Dispute negotiation period					60 working-day
Oyu Tolgoi [member] | Tax assessment [member] | 2013 through 2015 [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount				$ 155.0
Oyu Tolgoi [member] | Tax assessment [member] | 2016 through 2018 [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount		$ 228.0
Dispute negotiation period					10 Business Day
Oyu Tolgoi [member] | Tax assessment [member] | 2016 through 2018 [member] | Capital city tax department [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount	$ 83.0
National power transmission grid [member] | Oyu Tolgoi [member]
Disclosure of commitments and contingencies [line items]
Purchase agreement possible cancellation period						After the fourth year